Real Estate (Tables)	12 Months Ended
Dec. 31, 2013
Real Estate [Abstract]
Schedule of real estate properties
The Company's components of Real estate, net consisted of the following:

	December 31, 2013	December 31, 2012
Land	$2,055,802	$1,915,667
Buildings and improvements:
Building	7,436,072	6,817,378
Building and tenant improvements	373,907	254,844
Other rental property (1)	971,947	906,537
	10,837,728	9,894,426
Accumulated depreciation and amortization	(1,190,170)	(796,296)
Total	$9,647,558	$9,098,130

(1)
At December 31, 2013 and 2012, Other rental property consisted of intangible assets including: (i) $881.9 million and $826.9 million, respectively, of in-place lease value, (ii) $90.0 million and $79.6 million, respectively, of above-market leases, and (iii) $462.5 million and $341.8 million, respectively, of accumulated amortization. These intangible assets are amortized over the term of each related lease.

Schedule of expected net amortization expense associated with intangible assets and liabilities
The estimated net amortization expense associated with the Company's intangible assets and liabilities for the next five years are as follows:

Year ending December 31,	Estimated net amortization expense
2014	$74,553
2015	47,885
2016	23,183
2017	10,543
2018	4,194